Financial Instruments and Fair Value Disclosures, Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 29, 2023	Aug. 09, 2023	Jul. 10, 2023	Jun. 20, 2023	Jun. 16, 2023	Jun. 15, 2023	Jun. 08, 2023	Feb. 10, 2023
Financial Instruments and Fair Value Disclosures [Abstract]
Changes in fair value of warrants' liability	$ 0	$ 6,222	$ 0
Private Placement Warrants [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Fair value											$ 7,504
Nonrecurring [Member] | Private Placement Warrants [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Fair value				$ 220	$ 268	$ 33	$ 58	$ 141	$ 276	$ 286